UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:              Westport Asset Management, Inc.
Address:           253 Riverside Avenue
                   Westport, CT 06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            President
Phone:            203-227-3601
Signature, Place, and Date of Signing:

         Ronald H. Oliver       Westport, Connecticut        May 14, 2009
         ----------------       ---------------------        ------------

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total (x$1,000): $ 809,849


List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105     22,202   1,770,490   SH        Defined  1             1,580,675  189,815
Airgas, Inc.                        COM       009363102      1,366      40,400   SH        Defined                   40,400
Amphenol Corp.                      COM       032095101        228       8,000   SH        Defined                             8,000
Arbitron, Inc.                      COM       03875Q108      2,061     137,300   SH        Defined                  137,300
Arthur J. Gallagher & Company       COM       363576109     10,738     631,639   SH        Defined                  561,639   70,000
Baldor Electric Company             COM       057741100      9,713     670,325   SH        Defined  1               605,525   64,800
Bank of Florida Corp.               COM       062128103        244      65,200   SH        Defined                   65,200
Banner Corporation                  COM       06652V109        806     276,810   SH        Defined                  276,810
Berry Petroleum Co.                 COM       085789105      2,118     193,230   SH        Defined  1               173,230   20,000
Big Lots, Inc.                      COM       089302103     67,468   3,246,788   SH        Defined  1             3,107,663  139,125
Brown & Brown, Inc.                 COM       115236101     19,334   1,022,400   SH        Defined  1               837,400  185,000
C&D Technologies, Inc.              COM       124661109      1,308     706,883   SH        Defined  1               706,883
CACI International, Inc.            COM       127190304      2,284      62,600   SH        Defined  1                20,000   42,600
CVS/Caremark Corp.                  COM       126650100        275      10,020   SH        Defined                            10,020
Charles River Laboratories Int      COM       159864107      1,550      56,960   SH        Defined                   56,960
Checkpoint Systems, Inc.            COM       162825103     25,476   2,840,098   SH        Defined  1             2,678,169  161,929
Chicago Bridge & Iron Company       COM       167250109      1,411     225,000   SH        Defined                  225,000
Columbia Banking System, Inc.       COM       197236102      1,017     158,980   SH        Defined                  158,980
Comstock Resources, Inc.            COM       205768203     18,370     616,438   SH        Defined  1               616,438
ConocoPhillips                      COM       20825C104      3,916     100,000   SH        Defined                  100,000
Corinthian Colleges, Inc.           COM       218868107     29,149   1,498,646   SH        Defined  1             1,498,646
Cox Radio, Inc. - Class A           COM       224051102      1,875     457,232   SH        Defined                  454,232    3,000
Darden Restaurants, Inc.            COM       237194105     10,853     316,770   SH        Defined  1               316,770
DeVry, Inc.                         COM       251893103    107,284   2,226,723   SH        Defined  1             2,135,123   91,600
Del Monte Foods Company             COM       24522P103      1,597     219,000   SH        Defined  1               219,000
Devon Energy Corp.                  COM       25179M103      9,879     221,056   SH        Defined                  214,572    6,484
EMS Technologies, Inc.              COM       26873N108      8,141     466,246   SH        Defined  1               408,654   57,592
Energy Partners Ltd                 COM       29270U105         14     155,885   SH        Defined  1               155,885
Fairchild Semiconductor Corp.       COM       303726103        908     243,500   SH        Defined                  243,500
Forest Oil Corp.                    COM       346091705      1,714     130,379   SH        Defined  1                96,495   33,884
Gaylord Entertainment Company       COM       367905106      2,671     320,632   SH        Defined                  320,632
General Communication, Inc. -       COM       369385109     10,443   1,563,333   SH        Defined  1             1,176,618  386,715
Haynes International, Inc.          COM       420877201      2,306     129,424   SH        Defined  1               129,424
Helmerich & Payne, Inc.             COM       423452101      4,099     180,000   SH        Defined                  180,000
IPG Photonics Corp.                 COM       44980X109        451      53,526   SH        Defined  1                53,526
ITT Educational Services, Inc.      COM       45068B109     78,965     650,343   SH        Defined  1               596,243   54,100
Jack Henry & Associates, Inc.       COM       426281101      7,976     488,751   SH        Defined  1               388,751  100,000
John Wiley & Sons, Inc.             COM       968223206      3,400     114,155   SH        Defined  1               104,155   10,000
KBR, Inc.                           COM       48242W106     10,217     739,800   SH        Defined  1               669,800   70,000
Kinetic Concepts, Inc.              COM       49460W208     13,018     616,400   SH        Defined  1               538,400   78,000
Lincare Holdings, Inc.              COM       532791100      3,030     139,000   SH        Defined  1                29,000  110,000
Lydall, Inc.                        COM       550819106        737     248,100   SH        Defined                  248,100
Nat.West.Life Ins.                  COM       638522102     21,135     187,033   SH        Defined                  187,033
North Valley Bancorp                COM       66304M105        686     158,885   SH        Defined                   89,585   69,300
Orient Express Hotels Ltd. - C      COM       G67743107      4,433   1,081,273   SH        Defined  1               907,373  173,900
Owens & Minor, Inc.                 COM       690732102     27,978     844,500   SH        Defined                  805,900   38,600
Parametric Technology Corp.         COM       699173209     11,523   1,154,571   SH        Defined  1             1,010,695  143,876
Parker Drilling                     COM       701081101        262     142,500   SH        Defined  1                        142,500
People's United Financial, Inc      COM       712704105      1,274      70,899   SH        Defined                   70,899
Perkin Elmer, Inc.                  COM       714046109      1,140      89,300   SH        Defined                   89,300
Perot Systems Corp. - Class A       COM       714265105     11,051     858,014   SH        Defined                  808,014   50,000
Plains Exploration & Productio      COM       726505100     14,636     849,423   SH        Defined  1               834,305   15,118
Praxair, Inc.                       COM       74005P104        269       4,000   SH        Defined                             4,000
Precision Castparts Corp.           COM       740189105        240       4,000   SH        Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107        718     137,041   SH        Defined  1                45,276   91,765
Pres.Realty B                       COM       741004204         95      86,200   SH        Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105      3,040     111,161   SH        Defined                   64,974   46,187
QLogic Corp.                        COM       747277101      3,236     291,000   SH        Defined  1               111,000  180,000
Rogers Corp.                        COM       775133101     17,847     945,301   SH        Defined  1               844,301  101,000
Ross Stores, Inc.                   COM       778296103     12,858     358,366   SH        Defined                  358,366
Ruby Tuesday, Inc.                  COM       781182100      1,713     586,800   SH        Defined  1               383,500  203,300
Saks, Inc.                          COM       79377w108      3,768   2,014,750   SH        Defined  1             1,751,150  263,600
Semtech Corp                        COM       816850101        667      50,000   SH        Defined  1                50,000
Smith International, Inc.           COM       832110100      2,645     123,149   SH        Defined  1               113,872    9,277
Southwestern Energy Company         COM       845467109     13,271     447,000   SH        Defined                  447,000
Sterling Financial Corp.            COM       859319105        425     205,300   SH        Defined                  205,300
Stone Energy Corp.                  COM       861642106        793     238,113   SH        Defined  1               151,907   86,206
SunTrust Banks, Inc.                COM       867914103        132      11,285   SH        Defined                   11,285
Synopsys, Inc.                      COM       871607107     16,384     790,352   SH        Defined  1               786,352    4,000
TJX Companies                       COM       872540109     10,915     425,700   SH        Defined                  425,700
Texas Instruments, Inc.             COM       882508104        284      17,220   SH        Defined                   13,184    4,036
The South Financial Group, Inc      COM       837841105      2,666   2,423,832   SH        Defined  1             2,202,832  221,000
Thermo Fisher Scientific Inc.       COM       883556102      8,040     225,400   SH        Defined                  202,000   23,400
Timberland Bancorp.                 COM       887098101        658     127,600   SH        Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103      9,654     807,859   SH        Defined  1               807,859
Universal Health Services, Inc      COM       913903100     35,498     925,885   SH        Defined                  877,935   47,950
Vishay Intertechnology, Inc.        COM       928298108      1,304     374,600   SH        Defined                  324,600   50,000
WSFS Financial Corp.                COM       929328102        520      23,265   SH        Defined  1                23,265
Webster Financial Corp.             COM       947890109        702     165,288   SH        Defined                  164,188    1,100
Willis Group Holdings Ltd           COM       G96655108     50,443   2,292,843   SH        Defined  1             2,064,228  228,615
Young Broadcasting, Inc.            COM       987434107         10   1,003,100   SH        Defined                1,003,100
iShares Russell 2000 Index Fun      COM       464287655     14,717     350,000   SH        Defined                  350,000
First National Bancshares, Inc      ConvPref  32111B203        375     100,000   SH        Defined                  100,000
The South Financial Corp.           ConvPref  837841303        946       5,766   SH        Defined  1                 4,843      923
The South Financial Corp.           ConvPref  837841204        285       1,734   SH        Defined  1                 1,457      277